Average Annual Total Returns - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - Fidelity Total Emerging Markets Fund
Dec. 30, 2023
Fidelity Total Emerging Markets Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(22.46%)
Past 5 years	(2.03%)
Past 10 years	1.84%
Fidelity Total Emerging Markets Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(22.83%)
Past 5 years	(2.53%)
Past 10 years	1.28%
Fidelity Total Emerging Markets Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.79%)
Past 5 years	(1.47%)
Past 10 years	1.40%
IXYE0
Average Annual Return:
Past 1 year	(20.07%)
Past 5 years	(1.37%)
Past 10 years	1.47%
F1738
Average Annual Return:
Past 1 year	(18.43%)
Past 5 years	(1.00%)
Past 10 years	1.61%